Non-controlling Interests (Details 2) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Cash flows used in operating activities	$ (625,455)	$ (2,021,752)	$ (2,472,410)
Cash flows provided by financing activities	629,263	1,992,540	2,501,543
Effects of exchange rate changes on cash	582	8	(56)
Net (decrease) increase in cash	4,390	(29,204)	29,077
Non controlling Interests [Member]
Statement [Line Items]
Cash flows used in operating activities	1,377	(2,046)	3,379
Cash flows provided by investing activities	0	0	0
Cash flows provided by financing activities	(450)	1,849	0
Effects of exchange rate changes on cash	1	1	(43)
Net (decrease) increase in cash	928	(196)	3,336
Dividends paid to NCI during the year	$ 0	$ 0	$ 0